Direxion Daily Gold Miners Top 5 Bull 2X ETF Annual Fund Operating Expenses - Direxion Daily Gold Miners Top 5 Bull 2X ETF	Oct. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 1, 2026
Direxion Daily Gold Miners Top 5 Bull 2X ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.02%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.97%